Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DE-
POSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY
BANK, AND THE SHARES ARE NOT FED-
ERALLY INSURED BY THE FEDERAL DE-
POSIT INSURANCE CORPORATION, BANK
INSURANCE FUND, FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL
AGENCY. ALTHOUGH THE FUNDS SEEK
TO PRESERVE THE VALUE OF YOUR IN-
VESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY IN-
VESTING IN THE FUNDS.

US EXMMIS SA01

                           [LOGO OF EXCELSIOR FUNDS]


                                 Institutional
                                   MONEY FUND


                               Semi-Annual Report
                               September 30, 2001

Excelsior Funds, Inc.
Money Fund
Portfolio of Investments September 30, 2001 (Unaudited)




  Principal                                              Discount     Value
    Amount                                                 Rate      (Note 1)
  ---------                                              -------- --------------
 COMMERCIAL PAPER -- 64.75%
 $ 50,000,000 Campbell Soup, 10/09/01.................     3.75%  $   49,958,333
   40,000,000 Campbell Soup, 10/11/01.................     3.74       39,958,444
   90,000,000 CIT Group Inc., 10/23/01................     3.38       89,814,100
  100,000,000 Dupont, 10/09/01........................     2.70       99,933,333
   45,000,000 Ford Motor Credit Corp., 05/20/02.......     3.67#      44,994,289
   50,000,000 Ford Motor Credit Corp., 08/01/02.......     3.88#      50,012,667
  100,000,000 Gannett Co. Inc., 10/10/01..............     3.50       99,912,500
  100,000,000 GE Capital, 10/01/01....................     3.80      100,000,000
   90,000,000 General Motors Acceptance Corp. 12/12/01
               .......................................     3.05       89,451,000
   90,000,000 Goldman Sachs Group, Inc., 10/18/01.....     3.41       89,855,075
   50,000,000 Harris Trust, 12/18/01..................     3.73       50,000,000
   75,000,000 Household Finance Corp., 12/07/01.......     3.57#      75,000,000
   47,328,000 International Business Machines Credit
               Corp., 10/01/01........................     3.10       47,328,000
   70,000,000 KRW International Finance, 10/01/01.....     3.40       70,000,000
   50,000,000 National Rural Utilities, 10/19/01......     3.40       49,915,000
   90,000,000 New Center Asset Trust, 10/17/01........     2.52       89,899,200
  100,000,000 USA Education, 10/01/01.................     3.45      100,000,000
   50,000,000 Windmill Funding Corp., 10/01/01........     3.45       50,000,000
   50,000,000 Windmill Funding Corp., 10/05/01........     2.50       49,986,111
                                                                  --------------
              TOTAL COMMERCIAL PAPER
               (Cost $1,336,018,052)                               1,336,018,052
                                                                  --------------

  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 U.S GOVERNMENT & AGENCY OBLIGATIONS -- 33.83%
              Federal Home Loan Mortgage Corporation
 $100,000,000 03/28/01...............................      3.76% $   98,140,889
  250,000,000  10/01/01..............................      3.15     250,000,000
  350,000,000 Federal National Mortgage Association
              10/09/01...............................      2.65     349,844,446
                                                                 --------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
              (Cost $697,985,335)                                   697,985,335
                                                                 --------------
    Shares
 ------------
 OTHER SHORT-TERM INVESTMENT -- 1.64%
   33,994,341 Dreyfus Government Cash Management Fund
               (Cost $33,994,341)....................                33,994,341
                                                                 --------------
 TOTAL INVESTMENTS
 (Cost $2,067,997,728*)...............................   100.22% $2,067,997,728
 OTHER ASSETS & LIABILITIES, (NET)....................    (0.22)    (4,451,765)
                                                         ------  --------------
 NET ASSETS...........................................   100.00% $2,063,545,963
                                                         ======  ==============

--------
*Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 2001.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statement of Assets and Liabilities
September 30, 2001 (Unaudited)

  ASSETS:
   Investments, at cost--see accompanying portfolio............  $2,067,997,728
                                                                 ==============
   Investments, at value (Note 1)..............................  $2,067,997,728
   Cash........................................................         257,823
   Interest receivable.........................................       1,342,193
   Prepaid expenses............................................          34,495
                                                                 --------------
   Total Assets................................................   2,069,632,239

  LIABILITIES:
   Payable for dividends declared..............................       4,622,281
   Investment advisory fees payable (Note 2)...................          16,957
   Administration fees payable (Note 2)........................         188,596
   Administrative servicing fees payable (Note 2)..............         351,662
   Directors' fees payable (Note 2)............................           9,514
   Accrued expenses and other payables.........................         897,266
                                                                 --------------
   Total Liabilities...........................................       6,086,276
                                                                 --------------
  NET ASSETS:..................................................  $2,063,545,963
                                                                 ==============
  NET ASSETS consist of:
   Distributions in excess of net investment income............  $     (173,921)
   Accumulated net realized loss on investments................         (15,486)
   Par value (Note 3)..........................................       2,064,182
   Paid-in-capital in excess of par value......................   2,061,671,188
                                                                 --------------
  Total Net Assets.............................................  $2,063,545,963
                                                                 ==============
  Net Assets:
   Shares......................................................  $1,784,376,924
   Institutional Shares........................................     279,169,039

  Shares of Common Stock
   Outstanding (Note 3):
   Shares......................................................   1,784,944,841
   Institutional Shares........................................     279,237,434
  NET ASSET VALUE PER SHARE:
   Shares......................................................           $1.00
                                                                 ==============
   Institutional Shares........................................           $1.00
                                                                 ==============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statement of Operations
Six Months Ended September 30, 2001 (Unaudited)

  INVESTMENT INCOME:
   Interest income...............................................  $44,100,411
                                                                   -----------
  EXPENSES:
   Investment advisory fees (Note 2).............................    2,631,077
   Administrative servicing fees (Note 2)........................    2,838,470
   Administration fees (Note 2)..................................    1,599,701
   Custodian Fees................................................      265,081
   Shareholder servicing agent fees..............................      106,104
   Legal and audit fees..........................................       77,510
   Directors' fees and expenses (Note 2).........................       39,001
   Registration and filing fees..................................       33,105
   Shareholder reports...........................................       14,350
   Miscellaneous expenses........................................      142,702
                                                                   -----------
   Total Expenses................................................    7,747,101
   Fees waived and reimbursed by investment adviser and
    administrators (Note 2)......................................   (3,097,651)
                                                                   -----------
   Net Expenses..................................................    4,649,450
                                                                   -----------
  NET INVESTMENT INCOME..........................................   39,450,961
                                                                   -----------
  REALIZED GAIN ON INVESTMENTS (Note 1):
   Net realized gain on security transactions....................        1,108
                                                                   -----------
  Net increase in net assets resulting from operations...........  $39,452,069
                                                                   ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statements of Changes in Net Assets

  Six Months Ended September 30, 2001 (Unaudited)
  Net investment income.......................................  $   39,450,961
  Net realized gain on investments............................           1,108
                                                                --------------
  Net increase in net assets resulting from operations........      39,452,069
  Distributions to shareholders:
   From net investment income
   Shares.....................................................     (37,476,135)
   Institutional Shares.......................................      (2,151,201)
                                                                --------------
    Total distributions.......................................     (39,627,336)
                                                                --------------
  Decrease in net assets from fund share transactions (Note
   3):
   Shares.....................................................    (106,558,134)
   Institutional Shares.......................................      (3,421,591)
                                                                --------------
    Total from fund share transactions........................    (109,979,725)
                                                                --------------
  Net (decrease) in net assets................................    (110,154,992)
  NET ASSETS:
   Beginning of period........................................   2,173,700,955
                                                                --------------
   End of period (1)..........................................  $2,063,545,963
                                                                ==============
 --------
   (1) Including distributions in excess of net investment
     income...................................................  $     (173,921)
                                                                ==============
  Year Ended March 31, 2001
  Net investment income.......................................  $  109,946,278
  Net realized gain on investments............................           2,730
                                                                --------------
  Net increase in net assets resulting from operations........     109,949,008
  Distributions to shareholders:
   From net investment income
   Shares.....................................................     (91,683,321)
   Institutional Shares.......................................     (18,260,865)
                                                                --------------
    Total distributions.......................................    (109,944,186)
                                                                --------------
  Increase in net assets from fund share transactions (Note
   3):
   Shares.....................................................     423,856,276
   Institutional Shares.......................................       9,660,199
                                                                --------------
    Total from fund share transactions........................     433,516,475
                                                                --------------
  Net increase in net assets..................................     433,521,297
  NET ASSETS:
   Beginning of year..........................................   1,740,179,658
                                                                --------------
   End of year (2)............................................  $2,173,700,955
                                                                ==============
 --------
   (2) Including undistributed net investment income..........  $        2,454
                                                                ==============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Financial Highlights-- Selected Per Share Data and Ratios
 Selected data for a share outstanding throughout each period are as follows:

                                   Six Months
                                      Ended
                                    September
                                    30, 2001        Year Ended    Period Ended
                                   (Unaudited)    March 31, 2001 March 31, 2000*
                                   -----------    -------------- ---------------
  Net Asset Value, Beginning of
   Period.........................  $   1.00         $   1.00       $   1.00
                                    --------         --------       --------
  Investment Operations:
   Net investment income..........   0.01956          0.06020        0.01688
   Net realized gain on
    investments...................   0.00024               --             --
                                    --------         --------       --------
   Total from investment
    operations....................   0.01980          0.06020        0.01688
  Distributions:
   From net investment income.....  (0.01980)        (0.06020)      (0.01688)
                                    --------         --------       --------
  Net Asset Value, End of Period..  $   1.00         $   1.00       $   1.00
                                    ========         ========       ========
  Total Return....................     2.00 %(2)         6.19 %         1.70%(2)
                                    ========         ========       ========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses...................      0.25%(3)         0.25 %         0.25%(3)
   Gross Expenses (1).............      0.55%(3)         0.49 %         0.49%(3)
   Net Investment Income..........      3.94%(3)         6.09 %         5.72%(3)
   Fee Waivers (Note 2)...........  $0.00144         $0.00240       $0.00071
  Net Assets at end of Period
   (000's omitted)................  $279,169         $282,659       $272,997

 --------
  * Institutional Shares commenced operations December 16, 1999.
 (1) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (2) Not annualized
 (3) Annualized

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in nineteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund (the "Portfolio"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accounts (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolio adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolio's financial statements.

  The Portfolio offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of Shares as well as the financial statements for the remaining portfolios of Excelsior Fund are presented separately.

  With regard to the Portfolio, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

  (a) Portfolio valuation:

    Securities are valued at amortized cost, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

  Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, the Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund that the Portfolio continues to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the Portfolio had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                    Expiration Date March 31,
               -------------------------------------
                2004                         2005                                          Total
               -------                     --------                                       -------
               $5,000                      $12,000                                        $17,000

  (f) Expense Allocation:

    Expenses directly attributable to the Portfolio are charged to it and expenses directly attributable to a particular class of shares are charged to such class. Other expenses are allocated to the Portfolio based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolio. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of the Portfolio. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolio, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as Excelsior Fund's administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolio. Effective June 4, 2001, and until further notice to the Portfolio, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of the Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company to the Portfolio, net of waivers, were $2,053,797.

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolio for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002, to the extent necessary to maintain an annual expense ratio of not more than 0.50% for Shares of the Portfolio. With regard to Institutional Shares, U.S. Trust has contractually agreed to waive fees and reimburse expenses through March 31, 2002, to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

  For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees totaling $2,166,060 for the Portfolio.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolio. As a consideration for the administrative services provided by each service organization to its customers, the Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid by the Portfolio to affiliates of U.S. Trust amounted to $931,588 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by the Portfolio in an amount equal to the administrative servicing fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust waived investment advisory and administration fees in an amount equal to the administrative servicing fee of $931,588 for the Portfolio.

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of the Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Effective September 5, 2001, each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Prior to September 5, 2001, each Independent Director of Excelsior Fund received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Common Stock

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for the Portfolio is 3 billion shares.

  Each share has a par value of $.001 and represents an equal proportionate interest in the Portfolio with other shares of the Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to the Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since the Portfolio has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                  Six Months
                                                    Ended         Year Ended
                                                   09/30/01        03/31/01
                                                --------------  ---------------
Sold:
  Shares....................................... $3,007,533,286  $ 8,187,229,059
  Institutional Shares.........................    630,460,508    1,853,270,144
Issued as reinvestment of dividends:
  Shares.......................................      3,787,552       10,781,681
  Institutional Shares.........................        953,658        4,063,623
Redeemed:
  Shares....................................... (3,117,878,972)  (7,774,154,464)
  Institutional Shares.........................   (634,835,757)  (1,847,673,568)
                                                --------------  ---------------
Net Increase (Decrease)........................ $ (109,979,725) $   433,516,475
                                                ==============  ===============

4. Line of Credit:

  The Portfolio and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2001, the Portfolio had no borrowings under the agreement.